Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Details) - Schedule of Condensed Financial Statement of Parent Company - Bright Scholar Education Holdings Limited [Member]
¥ in Thousands, $ in Thousands
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 88,047	$ 12,781	¥ 132,203
Restricted cash, net			646,040
Amounts due from subsidiaries and VIEs	2,017,029	292,790	2,640,221
Amounts due from related parties, net	7	1	6
Other receivables, deposits and other assets, net	9,846	1,429	7,104
Total current assets	2,114,929	307,001	3,425,574
Investment in subsidiaries and VIEs	544,953	79,105	1,034,925
Other non-current assets, net			56,277
Total non-current assets	544,953	79,105	1,091,202
TOTAL ASSETS	2,659,882	386,106	4,516,776
Current liabilities
Accounts payable			8
Bond payable			1,836,362
Accrued expenses and other current liabilities	2,105	305	13,340
Amounts due to subsidiaries and VIEs	987,875	143,399	120,239
Total current liabilities	989,980	143,704	1,969,949
Non-current liabilities
Other non-current liabilities
Bond payable
Total non-current liabilities
TOTAL LIABILITIES	989,980	143,704	1,969,949
EQUITY
Share capital (US$0.00001 par value; 118,928,526 shares issued and outstanding as of August 31, 2021, 118,669,795 shares issued and outstanding as of August 31, 2022)	8	1	8
Additional paid-in capital	1,693,358	245,806	1,727,020
Accumulated other comprehensive income	34,401	4,994	168,324
Retained earnings	(57,865)	(8,399)	651,475
TOTAL EQUITY	1,669,902	242,402	2,546,827
TOTAL LIABILITIES AND EQUITY	¥ 2,659,882	$ 386,106	¥ 4,516,776